5. Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Notes outstanding, beginning of period	$ 0	$ 0
Notes issued	2	0
Note repayments / redemptions	0	0
Notes outstanding, end of period	$ 2	$ 0